Average Annual Total Returns - Direxion Daily SP 500 High Beta Bear 3X Shares	Direxion Daily S&P 500® High Beta Bear 3X Shares 1 Year	Direxion Daily S&P 500® High Beta Bear 3X Shares Since Inception	Direxion Daily S&P 500® High Beta Bear 3X Shares Inception Date	Direxion Daily S&P 500® High Beta Bear 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily S&P 500® High Beta Bear 3X Shares Return After Taxes on Distributions Since Inception	Direxion Daily S&P 500® High Beta Bear 3X Shares Return After Taxes on Distributions Inception Date	Direxion Daily S&P 500® High Beta Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily S&P 500® High Beta Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily S&P 500® High Beta Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(91.58%)	(90.47%)	Nov. 07, 2019	(54.21%)	(65.98%)	Nov. 07, 2019	25.72%	30.16%	Nov. 07, 2019	18.40%	21.20%	Nov. 07, 2019